ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Summary of accounts receivable

	As of December 31,
	2021	2022
	RMB	RMB
Factoring receivables	115,924	80,484
Receivables from the distribution sales	—	23,018
Receivables from merchants under marketplace business	5,898	4,590
Receivables from sales channels on other platforms	231	1,699
Receivables from other revenue	3,338	1,082
Less: allowance for credit losses	(7,225)	(16,762)

Total accounts receivable, net	118,166	94,111